Restricted Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Restricted cash and cash equivalents [Abstract]
Restricted Cash and Cash Equivalents
RESTRICTED CASH AND CASH EQUIVALENTS

	December 31,
	2018	2017
	US$ in millions
Cash at bank	$2	$2
Short-term bank deposit	11	9
	$13	$11

Restricted cash and cash equivalents represent sinking funds set aside to cover the cost of capital expenses, including repairs, renovations, replacements and maintenance of a substantial but infrequent or irregular nature of the Group’s shopping malls. The restricted cash and cash equivalents are denominated in MOP as at December 31, 2018 and 2017.
As at December 31, 2018 and 2017, the effective interest rate on the short-term bank deposit is 1.9% and 0.8%, respectively. The deposit has a maturity of 88 days and 89 days, respectively.
The maximum exposure to credit risk is the carrying amount of restricted cash and cash equivalents at each balance sheet date.